Segment Reporting Reconciliation of Adjusted OI to Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Adjusted OI to Net Income Data [Line Items]
Adjusted Operating Income																	$ 1,925		$ 1,779		$ 1,577
Restructuring																	(140)		(137)		(163)
Other acquisition and portfolio project costs																	(20)		(15)		(9)
Asset impairments																	(7)		0		(15)
Operating income	464		392		462		440		406		376		464		381		1,758	[1]	1,627	[2]	1,390	[3]
Interest expense																	(135)		(143)		(136)
Other (expense) income, net																	(8)		(18)		5
Income from continuing operations before income taxes and equity income																	1,615		1,466		1,259
Income tax expense																	(255)		(240)		(174)
Equity income, net of tax																	20		15		10
Income from continuing operations	362		313		379		326		309		283		367		282		1,380		1,241		1,095
Income from discontinued operations, net of tax	6		12		27		15		12		10		22		16		60		60		65
Net income	368	[4]	325	[4]	406	[4]	341	[4]	321	[5]	293	[5]	389	[5]	298	[5]	1,440	[4]	1,301	[5]	1,160
Net income attributable to noncontrolling interest																	89		89		83
Net income attributable to Delphi	344		305		382		320		298		271		367		276		1,351		1,212		1,077
Electrical / Electronic Architecture [Member]
Adjusted OI to Net Income Data [Line Items]
Restructuring																	(57)		(28)		(49)
Powertrain Systems [Member]
Adjusted OI to Net Income Data [Line Items]
Restructuring																	(55)		(53)		(25)
Electronics And Safety [Member]
Adjusted OI to Net Income Data [Line Items]
Restructuring																	(28)		(56)		(89)
Operating Segments [Member] | Electrical / Electronic Architecture [Member]
Adjusted OI to Net Income Data [Line Items]
Adjusted Operating Income																	1,060		982		761
Restructuring																	(57)		(28)		(49)
Other acquisition and portfolio project costs																	(15)		(15)		(9)
Asset impairments																	(2)				0
Operating income																	986	[1]	939	[2]	703	[3]
Equity income, net of tax																	21		15		13
Operating Segments [Member] | Powertrain Systems [Member]
Adjusted OI to Net Income Data [Line Items]
Adjusted Operating Income																	518		470		525
Restructuring																	(55)		(53)		(25)
Other acquisition and portfolio project costs																	(3)		0		0
Asset impairments																	(1)				0
Operating income																	459	[1]	417	[2]	500	[3]
Equity income, net of tax																	(1)		0		(3)
Operating Segments [Member] | Electronics And Safety [Member]
Adjusted OI to Net Income Data [Line Items]
Adjusted Operating Income																	347		327		291
Restructuring																	(28)		(56)		(89)
Other acquisition and portfolio project costs																	(2)		0		0
Asset impairments																	(4)				(15)
Operating income																	313	[1]	271	[2]	187	[3]
Equity income, net of tax																	0		0		0
Intersegment Eliminations [Member] | Eliminations And Other [Member]
Adjusted OI to Net Income Data [Line Items]
Adjusted Operating Income																	0	[6]	0	[6]	0	[6]
Restructuring																	0		0		0
Other acquisition and portfolio project costs																	0		0		0
Asset impairments																	0				0
Operating income																	0	[1],[6]	0	[2],[6]	0	[3],[6]
Equity income, net of tax																	$ 0	[6]	$ 0	[6]	$ 0	[6]

[1]	Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.
[2]	Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .
[3]	Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.
[4]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[5]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million
[6]	Eliminations and Other includes the elimination of inter-segment transactions.